Equity-Accounted Joint Ventures - Pan Union Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value | $	$ 10.5	$ 11.0
Pan Union Joint Venture | Shipbuilding supervision and crew training services | LNG Carriers | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Pan Union Joint Venture | Shipbuilding supervision and crew training services | LNG Carriers | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%
Teekay LNG | Pan Union Joint Venture | Shipbuilding supervision and crew training services | LNG Carriers | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Number of vessels	2
Teekay LNG | Pan Union Joint Venture | Shipbuilding supervision and crew training services | LNG Carriers | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Number of vessels	2